Income Taxes - Schedule of Components of Deferred Taxes (Details) (10-K) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Inventory reserves	$ 11,000	$ 41,000
Allowance for doubtful accounts and returns	38,000	143,000
Impairment of note receivable		40,000
Other accrued expenses		91,000
Depreciation	(70,000)	(55,000)
Net operating loss carryforwards	930,000	295,000
Less: Valuation allowance	(909,000)	(555,000)
Net deferred tax assets